Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income
Gross premiums earned	$ 21,786.8	$ 17,898.8
Premiums ceded to reinsurers	(5,228.8)	(3,910.1)
Net premiums earned	16,558.0	13,988.7
Interest and dividends	640.8	769.2
Share of profit (loss) of associates	402.0	(112.8)
Net gains on investments	3,445.1	313.1
Gain on sale and consolidation of insurance subsidiaries	264.0	117.1
Other revenue	5,158.0	4,719.6
Income	26,467.9	19,794.9
Expenses
Losses on claims, gross	14,200.7	12,234.8
Losses on claims, ceded to reinsurers	(3,460.2)	(2,910.3)
Losses on claims, net	10,740.5	9,324.5
Operating expenses	2,946.1	2,536.5
Commissions, net	2,787.9	2,355.0
Interest expense	513.9	475.9
Other expenses	5,086.9	4,858.9
Expenses	22,075.3	19,550.8
Earnings before income taxes	4,392.6	244.1
Provision for income taxes	726.0	206.7
Net earnings	3,666.6	37.4
Attributable to:
Shareholders of Fairfax	3,401.1	218.4
Non-controlling interests	265.5	(181.0)
Net earnings	$ 3,666.6	$ 37.4
Net earnings per share (in dollars per share)	$ 129.33	$ 6.59
Net earnings per diluted share (in dollars per share)	122.25	6.29
Cash dividends paid per share (in dollars per share)	$ 10.00	$ 10.00
Shares outstanding (000) (weighted average) (in shares)	25,953,114	26,446,939